SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Computation of Antidilutive Securities

The following chart lists the securities as of June 30, 2012, thatwere not included in the computation of diluted net earnings pershare because their effect would have been antidilutive:

 ;

;	;	Common Shares		;
Options to purchase common stock	;	;	8,073,458	;
Warrantsto purchase common stock	;	;	8,042,964	;
Convertible promissory notes	;	;	12,988,748	;
Convertible preferred stock in AbTech	;	;	6,563,943	;
;	;	;	35,669,113	;